Investment Portfolioas of June 30, 2022 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 96.2%
Communication Services 0.6%
Interactive Media & Services
Cargurus, Inc.*	75,124	1,614,415
Consumer Discretionary 12.7%
Auto Components 1.5%
Fox Factory Holding Corp.*	50,481	4,065,740
Diversified Consumer Services 1.4%
Stride, Inc.*	95,212	3,883,697
Hotels, Restaurants & Leisure 2.1%
Hilton Grand Vacations, Inc.*	61,520	2,198,110
Jack in the Box, Inc.	38,892	2,180,285
Light & Wonder, Inc. “A”*	26,737	1,256,372
		5,634,767
Household Durables 4.1%
Helen of Troy Ltd.*	21,416	3,478,173
iRobot Corp.* (a)	31,107	1,143,182
LGI Homes, Inc.*	18,838	1,637,022
TopBuild Corp.*	29,827	4,985,881
		11,244,258
Leisure Products 1.3%
YETI Holdings, Inc.*	85,422	3,696,210
Specialty Retail 2.3%
Burlington Stores, Inc.*	6,261	852,936
Camping World Holdings, Inc. “A” (a)	132,768	2,866,461
Leslie's, Inc.*	15,251	231,511
National Vision Holdings, Inc.*	52,444	1,442,210
The Children's Place, Inc.*	27,073	1,053,681
		6,446,799
Consumer Staples 4.2%
Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	26,694	4,937,856
Household Products 2.4%
Church & Dwight Co., Inc.	32,867	3,045,456
Spectrum Brands Holdings, Inc.	43,726	3,586,407
		6,631,863
Energy 4.8%
Oil, Gas & Consumable Fuels
Crescent Energy Co. “A” (a)	98,107	1,224,375
Denbury, Inc.*	43,900	2,633,561

Kosmos Energy Ltd.*	309,000	1,912,710
Matador Resources Co.	55,500	2,585,745
Ovintiv, Inc.	52,500	2,319,975
Southwestern Energy Co.*	414,978	2,593,613
		13,269,979
Financials 5.6%
Banks 2.1%
Live Oak Bancshares, Inc.	57,536	1,949,895
South State Corp.	25,330	1,954,209
Synovus Financial Corp.	50,875	1,834,044
		5,738,148
Capital Markets 2.3%
Affiliated Managers Group, Inc.	15,215	1,774,069
Moelis & Co. “A”	83,995	3,305,203
Raymond James Financial, Inc.	13,365	1,194,965
		6,274,237
Consumer Finance 0.4%
Green Dot Corp. “A”*	44,996	1,129,849
Insurance 0.8%
Progressive Corp.	18,010	2,094,023
Health Care 23.7%
Biotechnology 7.3%
Anavex Life Sciences Corp.* (a)	36,569	366,056
Apellis Pharmaceuticals, Inc.*	28,576	1,292,207
Arrowhead Pharmaceuticals, Inc.*	43,058	1,516,072
Beam Therapeutics, Inc.* (a)	9,153	354,313
Biohaven Pharmaceutical Holding Co., Ltd.*	25,623	3,733,527
Blueprint Medicines Corp.*	28,334	1,431,150
Fate Therapeutics, Inc.* (a)	21,249	526,550
Global Blood Therapeutics, Inc.*	25,588	817,537
Insmed, Inc.*	50,440	994,677
Kiniksa Pharmaceuticals Ltd. “A”*	52,406	507,814
Ligand Pharmaceuticals, Inc.*	19,157	1,709,188
Neurocrine Biosciences, Inc.*	23,378	2,278,887
Travere Therapeutics, Inc.* (a)	136,387	3,304,657
Ultragenyx Pharmaceutical, Inc.*	24,052	1,434,942
		20,267,577
Health Care Equipment & Supplies 4.6%
Axonics, Inc.*	34,301	1,943,838
BioLife Solutions, Inc.*	45,922	634,183
Globus Medical, Inc. “A”*	29,838	1,675,105
Haemonetics Corp.*	13,754	896,486
Masimo Corp.*	8,964	1,171,326
Nevro Corp.*	11,997	525,829
Omnicell, Inc.*	17,300	1,967,875
Outset Medical, Inc.*	52,219	775,974
STAAR Surgical Co.*	22,951	1,627,914
Tandem Diabetes Care, Inc.*	23,207	1,373,622
		12,592,152
Health Care Providers & Services 8.7%
AMN Healthcare Services, Inc.*	73,870	8,104,278
HealthEquity, Inc.*	30,037	1,843,971
ModivCare, Inc.*	30,568	2,582,996

Molina Healthcare, Inc.*	17,460	4,881,990
Option Care Health, Inc.*	129,197	3,590,385
RadNet, Inc.*	165,276	2,855,969
		23,859,589
Pharmaceuticals 3.1%
Aclaris Therapeutics, Inc.*	70,276	981,053
ANI Pharmaceuticals, Inc.*	33,019	979,674
Arvinas, Inc.*	16,500	694,485
Intra-Cellular Therapies, Inc.*	24,500	1,398,460
Pacira BioSciences, Inc.*	76,241	4,444,850
		8,498,522
Industrials 16.7%
Aerospace & Defense 2.0%
Ducommun, Inc.*	129,533	5,575,100
Building Products 4.4%
Advanced Drainage Systems, Inc.	15,245	1,373,117
Builders FirstSource, Inc.*	98,548	5,292,028
Masonite International Corp.*	70,179	5,391,852
		12,056,997
Commercial Services & Supplies 3.6%
MSA Safety, Inc.	17,173	2,079,135
Tetra Tech, Inc.	27,139	3,705,831
The Brink's Co.	66,738	4,051,664
		9,836,630
Construction & Engineering 0.8%
MasTec, Inc.*	31,069	2,226,405
Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	41,714	952,748
Thermon Group Holdings, Inc.*	51,271	720,357
		1,673,105
Professional Services 2.3%
Kforce, Inc.	99,949	6,130,872
Trading Companies & Distributors 3.0%
H&E Equipment Services, Inc.	82,334	2,385,216
Rush Enterprises, Inc. “A”	92,226	4,445,293
Titan Machinery, Inc.*	64,268	1,440,246
		8,270,755
Information Technology 22.4%
Communications Equipment 1.5%
Calix, Inc.*	56,297	1,921,979
Lumentum Holdings, Inc.*	26,476	2,102,724
		4,024,703
Electronic Equipment, Instruments & Components 1.1%
Advanced Energy Industries, Inc.	42,567	3,106,540
IT Services 2.2%
Maximus, Inc.	74,339	4,646,931
WEX, Inc.*	9,244	1,437,997
		6,084,928

Semiconductors & Semiconductor Equipment 5.8%
CMC Materials, Inc.	12,057	2,103,826
FormFactor, Inc.*	49,487	1,916,632
Power Integrations, Inc.	36,913	2,768,844
Semtech Corp.*	54,007	2,968,765
SiTime Corp.*	26,313	4,289,808
Ultra Clean Holdings, Inc.*	67,108	1,997,805
		16,045,680
Software 11.8%
Agilysys, Inc.*	153,685	7,264,690
Aspen Technology, Inc.*	8,375	1,538,320
CoreCard Corp.* (a)	21,055	513,953
Envestnet, Inc.*	57,666	3,043,035
Five9, Inc.*	28,031	2,554,745
LivePerson, Inc.*	49,913	705,770
Rapid7, Inc.*	35,548	2,374,606
SPS Commerce, Inc.*	24,940	2,819,467
Tenable Holdings, Inc.*	74,926	3,402,390
Tyler Technologies, Inc.*	3,652	1,214,217
Varonis Systems, Inc.*	166,598	4,884,653
Workiva, Inc.*	31,360	2,069,446
		32,385,292
Materials 2.1%
Construction Materials 1.1%
Eagle Materials, Inc.	27,252	2,996,085
Metals & Mining 1.0%
Cleveland-Cliffs, Inc.*	187,380	2,880,030
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITs) 2.9%
Americold Realty Trust, Inc.	26,179	786,417
EastGroup Properties, Inc.	15,720	2,426,068
Essential Properties Realty Trust, Inc.	126,641	2,721,515
Four Corners Property Trust, Inc.	77,435	2,058,997
		7,992,997
Real Estate Management & Development 0.5%
Newmark Group, Inc. “A”	123,611	1,195,318
Total Common Stocks (Cost $228,797,549)		264,361,118

Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (b) (c) (Cost $6,143,417)	6,143,417	6,143,417

Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 1.36% (b) (Cost $10,670,081)	10,670,081	10,670,081

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $245,611,047)	102.3	281,174,616
Other Assets and Liabilities, Net	(2.3)	(6,353,974)
Net Assets	100.0	274,820,642

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (b) (c)
50,753,090	—	44,609,673 (d)	—	—	103,713	—	6,143,417	6,143,417
Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 1.36% (b)
10,022,350	38,273,595	37,625,864	—	—	20,800	—	10,670,081	10,670,081
60,775,440	38,273,595	82,235,537	—	—	124,513	—	16,813,498	16,813,498

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $5,878,107, which is 2.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$264,361,118	$—	$—	$264,361,118
Short-Term Investments (a)	16,813,498	—	—	16,813,498
Total	$281,174,616	$—	$—	$281,174,616

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCGF-PH3
R-080548-1 (1/23)